Long-Term Receivables and Prepaid Expenses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Long-Term Receivables and Prepaid Expenses [Line Items]
Construction amounted	$ 32,900
Accrued interest	32,733	$ 42,956
Tax Owning	(985)	2,996
Investors deposited amount		9,300		$ 9,300
Investor Estimated Amount	10,800
Potential interest	3,300		$ 21.5
Accrued interest	10,600
Non-trade payables and accrued expenses						$ 3,600
Accrued balance					$ 1,800
Paid amount	1,600
Credits amount	2,300
Long-term receivables	3,900
Accrued interest	3,600
CEE [Member]
Long-Term Receivables and Prepaid Expenses [Line Items]
Tax Owning	2,300
BC Hydro [Member]
Long-Term Receivables and Prepaid Expenses [Line Items]
Paid amount	43,600	$ 38,500
Construction amounted	92,700
Accrued interest	$ 10,600
British Columbia Mineral Exploration Tax Credit [Member]
Long-Term Receivables and Prepaid Expenses [Line Items]
Accrued interest						$ 3,600